Stockholders' Equity (Deficiency) - Schedule of warrants (Detail) - USD ($)			9 Months Ended	12 Months Ended
		Nov. 26, 2018	Mar. 31, 2020	Jun. 30, 2019		Jun. 30, 2018
Beginning Balance			1,543,775	1,217,475		360,475
Issuance of 2018 Investor and 2018 Agent Warrants	[1]					840,000
Exercise of 2018 Investor Warrants	[1]					(25,000)
Warrants issued for services	[2]			14,000		42,000
Ending Balance				1,543,775		1,217,475
Exercise and exchange of 2018 Investor Warrants	[3]			(495,000)
Issuance of 2019 Investor Warrants (note 4)				760,500
Issuance of 2019 Agent Warrants	[4]			46,800
Beginning Balance			$ 6,588,283	$ 8,229,482		$ 4,570,574
Issuance of 2018 Investor and 2018 Agent Warrants	[1]					3,572,843
Exercise and exchange of 2018 Investor Warrants				(2,210,697)	[3]	(106,335)	[1]
Warrants issued for services	[2]			23,715		192,400
Ending Balance			$ 8,382,588	6,588,283		$ 8,229,482
Issuance of 2019 Investor Warrants (note 4)				492,884
Issuance of 2019 Agent Warrants	[4]			$ 52,899
Balance - June 30, 2019			250,000
Warrant [Member]
Warrants issued for services				14,000
Exercise and exchange of 2018 Investor Warrants		297,500
Balance - June 30, 2018			1,543,596	1,428,128
2020 Investor Warrants issued in underwritten offering			7,762,500	760,500
PFW issued in underwritten offering			2,655,000
2020 Underwriter Warrants			377,500
Exercise of PFW			(2,655,000)
Warrants issued for services	[5]		530,000
Expiry of warrants for services	[6]		(4,140)
Balance - June 30, 2019			10,209,456	1,543,596		1,428,128

[1]	As part of the financing completed by the Company on September 22, 2017, the Company issued the 2018 Investor Warrants and the 2018 Agent Warrants. The 2018 Investor Warrants are exercisable at $12.50 until September 22, 2022 and the 2018 Agent Warrants are exercisable at $12.50 until September 20, 2022.
[2]	Warrants issued for services are exercisable at various prices and expire at the various dates noted in the table below.
[3]	On November 25, 2018, the Company entered into Warrant Exercise and Exchange Agreements (the "Warrant Exercise Agreements") with certain holders (the "Exercising Holders") of the 2018 Investor Warrants. Pursuant to the Warrant Exercise Agreements, in order to induce the Exercising Holders to exercise the 2018 Investor Warrants for cash, the Company agreed to reduce the exercise price from $12.50 to $4.00 per share. Pursuant to the Warrant Exercise Agreements, the Exercising Holders exercised their 2018 Investor Warrants with respect to an aggregate of 197,500 shares of common stock underlying such 2018 Investor Warrants (the "Exercised Shares"). The Company received net proceeds of $720,165, comprising aggregate gross proceeds of $790,000 net of expenses of $69,835, from the exercise of the 2018 Investor Warrants.
[4]	As part of the financing completed by the Company on June 5, 2019, the Company issued the 2019 Agent Warrants. Commencing December 3, 2019, the 2019 Agent Warrants are exercisable at $3.875 until June 3, 2024.
[5]	The Company issued 530,000 warrants for services during the nine months ended March 31, 2020. 280,000 warrants are exercisable at $0.75 per share until November 18, 2023 and they vest pro rata monthly commencing December 18, 2019. 250,000 warrants are exercisable at $0.64 per share until January 20, 2024 and they vest pro rata monthly commencing February 20, 2020. The total fair value of the warrants issued was $233,176 with $133,297 being recognized during the nine months ended March 31, 2020.
[6]	On February 27, 2020, 4,140 warrants at an exercise price of $59.30 expired.